RECEIVABLES AND OTHER FINANCIAL ASSET	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
RECEIVABLES AND OTHER FINANCIAL ASSET
NOTE 4:-        RECEIVABLES AND OTHER FINANCIAL ASSET

	December 31,
	2016	2017

Investment in shares of Biocancell	$50	-
Prepaid expenses	12	$12
Other	27	9

	$89	$21

In July 2008, the Company signed an agreement with BioCancell Therapeutics, Inc. ("BioCancell"), an Israel-based clinical-stage biopharmaceutical company, whose Common stock is listed on the Tel Aviv Stock Exchange. As part of the agreement, the Company provided funding to BioCancell, was entitled to appoint one member to BioCancell's board of directors and provided BioCancell with certain consulting services. The Company's investment was realized through the years and as of December 31, 2017, the investment was fully realized.

The Company undertook to pay a fee of 4% of the net realized profits from securities held in portfolio companies.